Severance Agreements - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Derek Dunaway [Member]	Dec. 31, 2012 Former Executive Vice President [Member]	Apr. 30, 2012 Former Executive Vice President [Member]	May 31, 2012 Government Sales Vice President [Member]
Schedule Of Postemployment Benefits [Line Items]
Stock awards repurchased by the Company		9,999
Separation agreement, severance payment end date			Apr. 30, 2013
Consulting service payment per month				$ 4,000
Separation agreement, severance costs recognized	807,000	402,000	220,000		185,000
Severance Costs Payable Amount	296,000
Allocated Share-based Compensation Expense	$ 76,000